UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                                    BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 07/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

JULY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities (MSCI
Europe, Australasia, Far
East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Investment Objective
BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
On June 1, 2023, the Board of Trustees of the Trust (the "Board") approved a change in the fiscal year-end of the Fund, effective as of July 31, 2023, from August 31 to July
31.
Portfolio Management Commentary
How did the Fund perform?
For the abbreviated fiscal reporting period from September 1, 2022 to July 31, 2023, all of the Fund's share classes outperformed its benchmark, the Morningstar LSTA
Leveraged Loan Index, with the exception of Investor C shares which underperformed.
What factors influenced performance?
Bank loans performed well in the annual period, as the backdrop of falling inflation and continued economic growth fueled positive returns for the credit-sensitive areas of the fixed-income market.
An overweight in CCC rated loans, together with issuer selection in the category, made a large contribution to relative performance. Within the Fund’s core loan allocation, selection in the leisure and healthcare sectors contributed, as did overweights in food & beverage, property & casualty insurance, and airline sectors.
An underweight allocation to B rated securities, which outperformed, detracted from results. Underweights in the electric, transportation services, technology and midstream energy sectors also detracted. Selection in packaging and construction machinery hurt relative performance, as well.
The Fund used derivatives to manage its risk profile, overall positioning, and the interest-rate sensitivity of certain individual positions. This aspect of the Fund’s strategy was a minor detractor.
Describe recent portfolio activity.
The Fund’s overall positioning themes remained consistent. Throughout the reporting period, the investment adviser increased the extent of the portfolio’s underweight in issues with weaker fundamentals, particularly in the B2 and B3 ratings cohorts. The Fund remained underweight in technology, although the sector was the largest position in absolute terms.
Describe portfolio positioning at period end.
The Fund maintained an underweight in B rated debt, primarily concentrated in the B2/B3 area given fundamental headwinds. The Fund was also modestly underweight in
BBs due to tight yield spreads in this cohort, and it maintained a small but important overweight in CCCs in an effort to capitalize on attractive market pricing and security-
specific opportunities. The Fund’s allocation to high yield bonds remained close to typical levels, at about 5% when index products were included.
This selectivity has led to the Fund holding positions in only about one-third of the constituents in the Morningstar LSTA Leveraged Loan Index.
The Fund’s cash position was above typical levels at the close of the period. Given the relatively rich valuations of higher-quality BB rated loans and the idiosyncratic opportunities in the lower-quality portion of the market, the Fund held a barbelled stance with positions in lower-quality loans balanced by an elevated cash weighting. While the cash position was a modest drag on results in a period of positive market performance, selection in lower-rated loans contributed strongly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2023 (continued)

Fund Summary
BlackRock Floating Rate Income Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the
“Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 8.45% 8.44% 10.00% N/A 3.91% N/A 3.80% N/A
Investor A ........................... 8.00 7.98 9.74 6.99% 3.65 3.13% 3.52 3.26%
Investor C ........................... 7.42 7.40 8.89 7.89 2.87 2.87 2.91 2.91
Class K ............................ 8.54 8.52 10.20 N/A 3.99 N/A 3.77 N/A
Morningstar LSTA Leveraged Loan Index .... — — 9.79 N/A 4.25 N/A 4.10 N/A
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See "About Fund Performance" for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the
Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of July 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Expense Example
E
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(02/01/23)
Ending
Account
Value
(07/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(02/01/23)
Ending
Account
Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,049.10 $ 3.40 $ 3.40 $ 1,000.00 $ 1,021.47 $ 3.36 $ 1,021.47 $ 3.36 0.67% 0.67%
Investor A ..... 1,000.00 1,047.90 4.62 4.62 1,000.00 1,020.28 4.56 1,020.28 4.56 0.91 0.91
Investor C ..... 1,000.00 1,043.90 8.51 8.51 1,000.00 1,016.46 8.40 1,016.46 8.40 1.68 1.68
Class K ...... 1,000.00 1,050.60 3.00 3.00 1,000.00 1,021.87 2.96 1,021.87 2.96 0.59 0.59
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Floating Rate Loan Interests ........................... 94.7%
Investment Companies ............................... 3.3
Corporate Bonds ................................... 1.9
Preferred Securities ................................. 0.1
Common Stocks ................................... 0.0
(b)
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
BBB/Baa ....................................... 4.9%
BB/Ba ......................................... 28.4
B ............................................ 55.1
CCC/ Caa ....................................... 7.4
D ............................................ 0.0
(b )
NR ........................................... 4.2
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Cl ass K Shares performance results shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares have different expenses than Investor A Shares. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  2.50 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
.......... 541,445 $ 97,460
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(a)(b)(c)
............. 42,521 —
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.
(a)
.............. 5,385 54
Professional Services — 0.0%
NMG, Inc.
(a)
....................... 16,173 1,859,896
Total Common Stocks — 0.0%
(Cost: $5,272,568) .............................. 1,957,410
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d)
.................... USD 2,628 249,661
Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(d)
.................... 1,402 1,445,601
Chemicals — 0.2%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 .... 168 153,550
WR Grace Holdings LLC, 5.63%, 08/15/29 . 11,508 9,711,486
9,865,036
Commercial Services & Supplies — 0.3%
(d)
Madison IAQ LLC, 5.88%, 06/30/29 ...... 10,838 9,090,765
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 1,282 1,206,914
10,297,679
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
.................... 2,246 2,290,965
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
.......... 5,000 4,429,314
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a)(c)(e)(f)
............ 8,430 —
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
.... 4,771 4,282,792
Health Care Equipment & Supplies — 0.2%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 ... 3,578 3,131,141
Medline Borrower LP, 5.25%, 10/01/29 .... 7,558 6,705,295
9,836,436
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(d)
7,829 6,717,291
Household Durables — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(d)
2,848 1,758,716
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
.................... 6,951 6,584,014
Real Estate Management & Development — 0.2%
Realogy Group LLC, 5.75%, 01/15/29
(d)
... 8,720 6,452,423
Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29
(d)
5,733 5,134,725
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. USD 4,735 $ 4,265,817
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d)(f)(g)
........ 1,365 464,209
Total Corporate Bonds — 1.8%
(Cost: $78,132,659) .............................. 74,074,679
Floating Rate Loan Interests
Aerospace & Defense — 2.4%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.78%
,
 05/25/28 ........... 20,712 18,039,227
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.78%
,
 05/25/28 .......... 4,218 3,673,317
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.59%
,
 10/30/28 .. 5,399 5,396,910
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.36%
,
 08/03/29 ...... 5,444 5,394,085
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.92%
,
 04/06/26 ................. 8,171 8,152,847
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.92%
,
 04/06/26 ................. 4,393 4,382,733
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 02/01/28 ................. 16,041 15,890,499
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 9,409 9,153,243
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.54%
,
 11/05/28 7,721 7,712,584
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.49%
,
 08/24/28 ..... 20,461 20,467,147
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.49%
,
 02/22/27 .. 3,390 3,394,074
101,656,666
Automobile Components — 0.6%
(f)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.68%
,
 04/10/28 .. 4,995 4,996,514
Allison Transmission, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.14%
,
 03/29/26 ................. 1,787 1,784,127
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR + 3.25%),
6.82%, 04/30/26 ............... EUR 1,831 2,001,548
(1-mo. CME Term SOFR + 3.75%),
9.07%, 05/06/30 ............... USD 16,937 16,920,063
25,702,252
Automobiles — 0.3%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82%
,
 12/14/27
(f)
........... 12,206 12,180,449

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 1.0%
(f)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59% - 8.67%
,
 01/24/29 ........... USD 32,601 $ 30,696,496
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 16,722 13,359,571
44,056,067
Broadline Retail — 1.5%
(f)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28 .. 11,184 11,165,281
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.61%
,
 06/30/27
(c)
............... 20,811 18,922,282
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27 ..... 26,631 24,567,092
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.67%
,
 02/12/27
(c)
................ 1,455 1,360,502
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.82%
,
 02/28/30 .. 4,322 4,322,168
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 12/21/27 ................. 1,219 1,173,538
61,510,863
Building Products — 1.1%
(f)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.67%
,
 05/13/29 2,330 2,332,862
CP Atlas Buyer, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
 11/23/27 ................ 11,187 10,614,044
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.17%
,
 10/02/28 ........... 2,527 2,386,020
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(h)
............. 437 413,107
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.92%
,
 04/28/29 ................. 4,557 4,537,202
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 07/28/28 ..... 6,298 6,264,773
LSF10 XL Bidco SCA, Facility Term
Loan B4, (3-mo. EURIBOR + 3.93%),
7.52%
,
 04/12/28 ................. EUR 1,707 1,603,860
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.71%
,
 12/31/26 ................. USD 16,598 16,507,684
44,659,552
Capital Markets — 2.0%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.93%
,
 07/31/26 ................. 9,067 9,067,867
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.24%
,
 12/20/29 ................. 7,991 8,009,393
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.93%, 07/24/26 ............... 12,407 11,967,312
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%, 07/24/26 ......... 2,894 2,786,306
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Castlelake Aviation One DAC, Term Loan, (3-
mo. LIBOR USD at 0.50% Floor + 2.75%),
8.30%
,
 10/22/26 ................. USD 9,486 $ 9,471,696
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.82%
,
 06/30/28 ........... 7,882 7,840,408
Focus Financial Partners LLC, Term Loan B6,
06/30/28
(h)
..................... 5,668 5,660,915
Greenhill & Co., Inc., Term Loan, (3-mo. CME
Term SOFR + 3.25%), 8.73%
,
 04/12/24 .. 3,141 3,134,910
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.09%
,
 04/01/28 ................ 4,477 4,368,660
Mercury Borrower, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
 08/02/28 ........... 13,059 12,847,283
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 7,991 7,372,148
82,526,898
Chemicals — 3.4%
(f)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 09/30/28 ................. 8,175 7,946,341
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.42%
,
 11/24/27 ...... 2,561 2,478,038
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 9,550 9,227,813
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 12/29/27 ........... 2,276 1,788,077
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 6,609 6,436,448
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.97%
,
 06/09/28 ........... 9,753 9,694,284
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 12,592 12,576,704
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... 5,486 4,700,067
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 4,531 4,477,217
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 10/15/28 ................. 10,924 10,803,545
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93%
,
 06/30/27 ................. 2,817 2,799,143
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.00%
,
 03/02/26 ................. 11,217 11,202,524
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 13,769 13,608,800
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. 5,015 4,993,084

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.27%
,
 11/09/28 ........... USD 4,786 $ 4,648,402
Oxea Holding Vier GmbH, Term Loan B2,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 10/14/24 ................. 11,379 11,237,124
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.63%
,
 03/16/27 .......... 6,118 6,041,638
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
 08/02/28 ........... 11,862 11,735,610
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 6,597 6,577,334
142,972,193
Commercial Services & Supplies — 2.9%
(f)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 05/12/28 ................. 22,456 21,610,481
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.22%
,
 02/15/29 ................. 8,191 7,904,470
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 06/22/30 ................. 10,242 10,203,639
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 2,173 2,170,715
Clean Harbors, Inc., Term Loan, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 10/08/28 .. 1,409 1,411,755
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 11/30/28 ................. 9,732 9,706,396
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
 11/30/28 ................. 738 736,274
EnergySolutions LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 3.75%),
9.29%
,
 05/09/25 ................. 1,944 1,927,762
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
 05/31/27 ................. 5,059 5,064,050
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.42%
,
 10/29/28 ................ 5,243 5,211,605
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68% - 9.88%
,
 12/15/28 7,921 6,327,721
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 8.18%
,
 09/23/26 . 7,170 7,157,528
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.32%
,
 08/31/28 ................. 20,987 21,008,163
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.42%
,
 11/02/27 ................. 13,872 12,895,405
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
 07/30/28 ................ USD 8,949 $ 8,688,342
122,024,306
Communications Equipment — 0.2%
(f)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.75%
,
 01/18/30 ..... 1,637 1,640,990
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.82%
,
 03/02/29 ................. 6,463 6,194,101
7,835,091
Construction & Engineering — 1.2%
(f)
Brand Industrial Services, Inc., Term Loan B
(h)
 08/01/30 ...................... 25,027 24,234,395
 08/01/30 ...................... 8,836 8,808,236
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 12/16/27 ................. 1,550 1,539,537
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.43%
,
 01/21/28 ..... 7,546 7,529,832
USIC Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
 05/12/28 ........... 7,828 7,555,213
49,667,213
Construction Materials — 0.7%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 11,306 11,283,199
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.32%
,
 03/08/29 ................ 7,739 6,191,282
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.84%
,
 04/29/29 ................. 8,336 8,215,440
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
 09/22/28 ........... 3,426 3,429,637
29,119,558
Consumer Staples Distribution & Retail — 0.4%
US Foods, Inc., Term Loan B
(f)
(1-mo. CME Term SOFR + 2.00%),
7.43%, 09/13/26 ............... 11,497 11,494,114
(1-mo. CME Term SOFR + 2.75%),
8.18%, 11/22/28 ............... 4,141 4,141,634
15,635,748
Containers & Packaging — 0.8%
(f)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.18%
,
 12/01/27 ...... 16,914 16,827,140
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 8,372 8,356,864
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.54%
,
 09/15/28 ........... 8,062 7,999,687
33,183,691
Distributors — 0.2%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
9.38%
,
 10/28/27
(f)
................ 8,574 7,999,198

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 2.1%
(f)
2U, Inc., Term Loan, (6-mo. CME Term SOFR
at 0.75% Floor + 6.50%), 11.95%
,
 12/28/26 USD 1,902 $ 1,823,700
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
 12/11/28 ............ 6,645 6,239,632
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.17%
,
 12/10/29 ........... 7,144 6,079,830
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.68%
,
 11/24/28 ...... 8,146 8,113,302
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.24%
,
 06/12/30 ................ 9,501 9,448,365
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.07%
,
 01/15/27 12,669 12,333,508
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.54%
,
 07/30/25 ................. 4,816 4,767,710
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.43%
,
 09/01/25 ................ 18,714 15,690,721
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 15,682 15,651,207
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.43%
,
 01/08/27 ........... 8,456 8,342,283
88,490,258
Diversified REITs — 0.1%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(f)
................ 4,221 4,228,807
Diversified Telecommunication Services — 3.3%
(f)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.32%, 07/15/25 ............... 4,139 4,062,291
(3-mo. LIBOR USD + 2.75%),
8.32%, 01/31/26 ............... 9,123 8,963,535
Connect Finco SARL, Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.82%
,
 12/11/26 ................. 28,526 28,423,162
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.93%
,
 10/02/27 .......... 3,001 2,585,508
Eircom Finco SARL, Facility Term Loan B, (1-
mo. EURIBOR + 3.25%), 6.69%
,
 05/15/26 EUR 1,222 1,332,679
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
 11/04/26 ................. USD 12,600 12,585,888
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ................. 11,504 10,793,459
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. 15,957 11,096,403
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.68% - 9.73%
,
 09/01/28 ........... 5,767 4,916,391
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
 09/25/26 ................. 20,682 17,369,281
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Facility Term Loan
N, (1-mo. CME Term SOFR + 2.50%),
7.84%
,
 01/31/28 ................. USD 5,254 $ 5,110,627
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.59%
,
 01/31/29 ................. 4,308 4,246,611
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 35,798 27,191,625
138,677,460
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 01/15/25
(f)
................ 3,065 3,042,220
Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.25%
,
 06/23/28
(c)(f)
......... 12,015 11,865,004
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 07/02/29
(f)
................ 9,837 9,814,458
Energy Equipment & Services — 0.2%
(f)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.43%, 06/28/24 ............... 178 128,992
(1-mo. CME Term SOFR + 1.00%), 6.32% -
9.22%, 06/30/25 ............... 1,335 727,773
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.68%
,
 10/05/28 . 7,909 7,904,469
8,761,234
Entertainment — 4.4%
(f)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.20%
,
 04/22/26 ................. 17,134 13,320,153
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
 05/24/29 ........... 908 907,881
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.49%
,
 03/08/30 ........... 6,018 5,975,311
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.41%
,
 07/21/28 ................. 11,974 11,794,055
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 10,838 10,770,101
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.54% - 8.73%
,
 03/08/24 ...... 34,479 32,331,013
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 8.32%
,
 01/15/30 9,385 9,385,000
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.11%
,
 10/19/26 ................. 19,280 19,216,927
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.93%
,
 10/19/26 ................. 2,072 2,074,329

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 03/13/28 ................. USD 11,344 $ 11,293,810
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.13%
,
 01/23/25 ................. 10,482 10,449,460
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.37%
,
 04/29/26 ........... 12,438 12,415,246
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 05/18/25 ..... 24,453 24,385,443
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 20,217 20,192,894
184,511,623
Financial Services — 3.1%
(f)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.92%
,
 12/21/28 . 6,360 6,349,028
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 12,663 10,415,409
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.88%
,
 10/30/26
(c)
. 2,260 2,257,592
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.16%
,
 04/18/29 ................. 3,108 3,106,073
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.43%),
8.06%
,
 04/13/28 ................. 9,461 9,449,103
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 30,541 29,342,917
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... 11,870 11,039,100
FinCo I LLC, Term Loan, (6-mo. LIBOR USD +
2.50%), 8.08%
,
 06/27/25 ........... 1,649 1,646,359
FinCo I LLC, Term Loan B, 06/27/28
(c)(h)
.... 2,975 2,967,522
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
9.17%
,
 12/17/27 ................. 5,608 5,428,473
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 11,763 11,728,726
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.18%
,
 12/11/26 ...... 13,415 13,263,915
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.36%
,
 05/29/26
(c)
............... 9,870 6,316,600
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 2.93%),
8.26%
,
 01/31/29 ................. 5,169 5,029,095
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 03/31/28 ..... 5,167 5,162,931
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
 10/19/27 ........... 8,422 8,386,737
131,889,580
Security
Par (000)
Par (000) Value
Food Products — 3.0%
(f)
8th Avenue Food & Provisions, Inc., 1st
Lien Term Loan, (LIBOR USD + 0.00%),
9.18%
,
 10/01/25 ................. USD 14,216 $ 13,132,033
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 2.50%
,
 10/10/26 .. 1,590 1,568,426
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.93%
,
 10/25/27 ................. 25,316 25,276,879
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 22,779 22,663,000
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 3,397 3,016,235
Hostess Brands LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 2.50%),
7.74%
,
 06/30/30 ................. 9,430 9,406,066
Nomad Foods Ltd., Facility Term Loan B2,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 11/12/29 ............ 6,343 6,343,833
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 9.13%
,
 06/08/28 ...... 13,159 13,122,606
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.75%
,
 03/31/28 ........... 15,194 14,679,759
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 01/20/28 ................. 17,903 17,870,784
127,079,621
Ground Transportation — 0.9%
(f)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.01%
,
 04/06/28 . 4,132 4,044,582
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 08/06/27 ................. 7,638 7,596,055
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
 12/30/26 ................. 6,017 6,009,736
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 5.50%), 10.93% -
11.13%
,
 08/04/25 ................ 6,914 6,187,823
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR + 2.75%), 8.00% -
8.03%
,
 03/03/30 ................. 11,976 11,973,305
35,811,501
Health Care Equipment & Supplies — 1.5%
(f)
Bausch + Lomb Corp., Term Loan, 05/10/27
(h)
4,345 4,240,199
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.67%
,
 11/03/28 ................. 17,574 17,298,171
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.00%
,
 03/05/26 ................ 6,674 6,173,550
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 05/04/28 ................. 4,812 4,816,834
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 10/23/28 ................. 31,954 31,605,828
64,134,582

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.0%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
 09/29/28 ...... USD 11,344 $ 11,313,965
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.80%
,
 11/08/27 ............ 10,480 10,450,511
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 11/01/28 ................. 11,168 11,131,128
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 4.25%),
9.49%
,
 03/31/27 ................. 13,510 3,187,544
EyeCare Partners LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.25%
,
 02/18/27 ................. 8,535 6,837,443
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.25%
,
 11/15/29 ........... 2,582 1,458,894
HomeVi, Facility Term Loan B1, (3-mo.
EURIBOR + 3.25%), 6.96%
,
 10/31/26 ... EUR 2,000 1,965,356
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.68%
,
 08/31/26 ................. USD 11,829 11,025,337
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.61%
,
 11/01/28 ...... 8,515 8,146,871
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.36%
,
 11/01/29 ..... 3,446 3,058,325
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
 10/27/28 ........... 7,357 7,354,345
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.92%
,
 02/14/25 ........... 3,112 3,040,211
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.12%
,
 08/31/26 ........... 4,331 4,329,535
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.66%
,
 05/16/29 ................. 2,673 2,672,038
85,971,503
Health Care Technology — 1.6%
(f)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.81%
,
 02/15/29 ................. 23,003 22,292,453
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 30,722 28,960,093
Verscend Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
7.00%), 12.43%
,
 04/02/29
(c)
.......... 2,893 2,893,000
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 14,964 14,939,065
69,084,611
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 5.6%
(f)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
7.18%
,
 11/19/26 ................. USD 15,903 $ 15,786,443
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 02/02/26 ................. 12,133 11,755,824
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 891 888,220
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
 10/02/28 ................. 5,910 5,818,895
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
 02/06/30 ........... 8,632 8,626,495
Carnival Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.43%
,
 08/02/27 ................. 15,264 15,241,507
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 9,550 9,519,935
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%
,
 01/27/29 ........... 31,042 30,679,129
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.75%
,
 07/21/26 ................. 10,474 10,461,295
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.75%
,
 07/22/28 ................. 8,190 8,187,080
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
 11/30/29 ............ 17,895 17,911,836
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.15%
,
 06/22/26 ................. 15,913 15,888,784
Hurtigruten Group AS, Facility Term Loan B, (6-
mo. EURIBOR + 6.50%), 9.70%
,
 02/26/27 EUR 2,000 1,799,398
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 12/15/27 ................. USD 18,047 17,938,633
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.30%
,
 04/14/29 ........... 7,058 7,036,749
Packers Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.60%
,
 03/09/28 ................. 7,763 5,261,619
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.17%
,
 05/03/29 ........... 11,911 11,884,517
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.47%
,
 01/05/29 ................. 3,453 3,442,568
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.43%
,
 08/25/28 ........... 6,231 6,222,940
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor +
2.25%), 7.67%
,
 02/08/27 ........... 11,042 10,994,316
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 08/03/28 ................. 16,050 15,970,139

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.67%
,
 05/24/30 ........... USD 5,668 $ 5,674,922
236,991,244
Household Durables — 1.4%
(f)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.75%
,
 05/17/28 ................. 12,363 10,607,486
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 20,821 19,753,630
Serta Simmons Bedding, LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.74%
,
 06/29/28 ........... 1,762 1,758,712
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
 10/06/28 ........... 10,040 8,336,845
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
 10/30/27 ........... 21,970 19,578,675
60,035,348
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.66%
,
 12/22/27
(f)
................ 2,080 2,077,670
Independent Power and Renewable Electricity Producers
— 0.5%
(f)
Calpine Construction, 1st Lien Term Loan B,
07/19/30
(h)
..................... 8,229 8,165,166
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 7.43%
,
 04/05/26 .......... 4,600 4,594,170
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.03%
,
 12/15/27 ........... 8,952 8,894,896
21,654,232
Industrial Conglomerates — 0.1%
SVP-Singer Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 6.75%),
12.29%
,
 07/28/28
(f)
............... 3,444 2,617,184
Insurance — 3.3%
(f)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.92%
,
 11/05/27 ............ 13,158 13,116,512
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.72%
,
 11/05/27 .......... 23,948 23,888,244
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.68%, 02/19/28 ......... 16,941 16,866,566
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18%, 02/19/28 ......... 1,406 1,402,926
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%, 02/12/27 ......... 21,469 21,318,202
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.07%, 11/10/29 .......... 3,519 3,524,066
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.58%, 06/20/30 ......... 21,935 22,017,257
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
 09/01/27 ................. USD 12,611 $ 12,585,586
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.25%),
8.79%, 12/02/26 ............... 3,015 3,014,721
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.99%, 11/22/29 .......... 19,221 19,204,186
136,938,266
Interactive Media & Services — 0.9%
(f)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.39%
,
 02/16/28 ................. 2,747 2,724,605
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
8.29%
,
 06/26/28 ................. 2,950 2,948,360
Camelot U.S. Acquisition LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.00%), 8.43%, 10/30/26 ......... 23,471 23,445,575
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. 3,412 3,405,495
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.93%
,
 01/29/26 ................. 5,117 5,110,355
37,634,390
IT Services — 2.5%
(f)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/31/28 ................ 9,350 8,284,689
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/20/29 ................ 3,850 3,355,506
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 4,225 4,045,742
Asurion LLC, Term Loan B8, (3-mo. LIBOR
USD + 3.25%), 8.79%
,
 12/23/26 ...... 15,224 14,806,987
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 13.17%
,
 07/31/28 ........... 7,322 7,333,422
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 17,977 17,657,668
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 9,536 9,544,106
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 08/10/27 ................. 8,933 8,919,395
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 25,409 25,292,892
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.28%
,
 06/28/29 ................ 4,008 3,908,045
103,148,452
Leisure Products — 0.5%
(f)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.35%
,
 12/01/28
(c)
.......... 4,714 4,537,576
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
 05/30/28 ........... 3,721 3,643,290

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products (continued)
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27 ................ USD 3,447 $ 3,449,351
SRAM LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 05/18/28 ................. 1,827 1,818,505
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 7,768 7,749,512
21,198,234
Life Sciences Tools & Services — 2.1%
(f)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
 11/08/27 ................. 5,870 5,865,039
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.41%
,
 02/22/28 ........... 12,394 12,155,121
Curia Global, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 08/30/26 ................. 1,359 1,175,945
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 9.93%
,
 02/04/27 ...... 8,710 8,439,943
Fortrea Holdings, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.99%
,
 07/01/30 ................. 2,899 2,899,899
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.75%, 07/03/28 ......... 17,717 17,722,793
Iqvia, Inc., Term Loan B3, (1-mo. LIBOR USD +
1.75%), 7.29%
,
 06/11/25 ............ 8,323 8,319,850
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
 10/19/27 ........... 11,495 11,483,337
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
 11/15/28 ............ 19,129 19,037,867
87,099,794
Machinery — 3.7%
(f)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.60%
,
 08/17/26 ................ 11,525 11,482,258
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.23%
,
 05/14/28 ................. 3,006 2,998,027
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%, 10/21/28 ......... 7,247 7,228,000
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68%, 10/21/28 ......... 8,395 8,415,674
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 5,479 5,474,442
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
 03/31/27 ................. 12,779 12,740,657
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 18,165 17,748,899
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 15,110 15,095,473
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... USD 12,610 $ 12,598,986
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 15,783 15,464,486
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.92%
,
 04/05/29 ................. 13,796 13,639,429
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 9.38%
,
 07/30/27 .......... 20,083 19,995,651
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 12,692 12,687,795
Zurn LLC, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
 10/04/28 ................. 874 872,332
156,442,109
Media — 2.6%
(f)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.67%
,
 03/03/25 ........... 9,500 9,353,467
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 5,008 5,168,995
Cable One, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 05/03/28
(c)
. 823 819,084
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
7.12%
,
 04/30/25 ................. 8,478 8,465,700
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 20,198 19,531,904
Cogeco Communications Finance LP, Term
Loan B
(1-mo. CME Term SOFR + 2.00%),
7.42%, 01/03/25 ............... 3,000 2,992,157
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%, 09/01/28 ......... 7,723 7,594,616
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.59%, 07/17/25 ............... 6,673 6,343,006
(1-mo. LIBOR USD + 2.50%),
7.84%, 04/15/27 ............... 11,684 10,160,757
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.43%
,
 08/02/27 ................ 11,225 11,142,566
Learfield Communications LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.77%
,
 12/01/23 ........... 7,557 5,880,514
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.17%
,
 04/21/29 ................. 7,893 5,738,813
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.36%
,
 05/11/29
(c)
................ 8,410 8,389,025
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.84%
,
 04/30/28 ................. 6,534 6,348,892
107,929,496

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.7%
(f)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 12/21/28 ........... USD 28,926 $ 28,552,189
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.89%
,
 09/19/29 ........... 1,796 1,787,443
30,339,632
Passenger Airlines — 2.2%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 0.00%),
10.34%
,
 04/20/28 ................ 17,542 18,148,466
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 15,186 15,166,950
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
6.51%, 01/29/27 ............... 5,550 5,452,457
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 17,523 17,349,522
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 16,135 16,809,380
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 15,650 15,654,053
WestJet Airlines Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.25%
,
 12/11/26 ................. 4,394 4,291,793
92,872,621
Personal Care Products — 0.9%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.09%
,
 10/01/26
(f)
......... 39,353 39,286,331
Pharmaceuticals — 1.9%
(f)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25 ................. 9,822 9,318,846
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 6,109 6,006,430
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.60%
,
 02/01/27 ................ 10,207 8,307,083
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 08/01/27 ................. 16,185 15,926,875
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 05/05/28 ................. 16,100 16,080,071
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 06/02/28 ................. 11,676 11,626,092
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
 04/20/29 ................. 3,160 3,137,323
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34%
,
 11/18/27
(c)
........... 8,592 8,377,020
78,779,740
Security
Par (000)
Par (000) Value
Professional Services — 3.7%
(f)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
8.18%
,
 02/04/28 ................. USD 12,658 $ 12,634,229
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 06/02/28 ................. 21,941 20,120,255
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.93%
,
 06/04/29 ................ 14,963 12,213,549
Dun & Bradstreet Corp. (The), Term Loan
B, (1-mo. CME Term SOFR + 0.03%),
8.67%
,
 02/06/26 ................. 20,710 20,684,555
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.32%
,
 01/18/29 ................. 5,266 5,250,960
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.59%
,
 06/22/29 ...... 4,079 4,030,351
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
 06/22/29 ................. 8,837 8,732,426
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 12,772 12,683,845
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.07%
,
 04/29/29 ........... 14,495 13,643,487
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 07/11/25 ................. 4,558 4,550,318
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 10,872 10,824,035
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
 12/01/28 ................. 12,898 12,871,298
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 15,428 15,286,895
153,526,203
Real Estate Management & Development — 0.4%
(f)
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.67%
,
 01/31/30
(c)
9,845 9,500,482
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR + 2.75%),
8.18%
,
 08/21/25 ................. 6,893 6,870,855
16,371,337
Semiconductors & Semiconductor Equipment — 0.4%
(f)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.16%
,
 08/17/29 ................. 13,027 12,990,279
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.74%
,
 12/02/28 ................. 3,733 3,697,059
16,687,338

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 9.1%
(f)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/18/26 ........... USD 10,079 $ 10,090,843
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.99%
,
 09/17/27 ........... 2,748 2,748,000
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.87%
,
 08/15/29 ........... 6,062 5,950,735
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 7,856 7,833,851
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
 09/21/28 ........... 11,463 11,431,229
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 13,634 13,633,940
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.59%
,
 03/30/29 ........... 41,684 39,865,078
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 10/08/28 ................. 3,964 3,861,129
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.42%
,
 10/08/29 ................ 9,488 8,851,545
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.25%
,
 10/16/28 ...... 7,619 7,026,137
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.57%
,
 12/01/28 ................ 2,679 2,504,865
E2open LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
 02/04/28 ................. 1,407 1,403,386
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
 09/12/29 ................. 8,901 8,865,928
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
 12/01/27 ...... 16,306 16,275,901
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.66%
,
 07/18/30 ................. 5,247 5,139,856
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 10/27/28 ..... 16,763 16,647,362
Instructure Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 10/30/28 ................. 4,582 4,571,965
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.63%
,
 07/27/28 ........... 12,892 9,715,637
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.88%
,
 07/27/29 ........... 14,466 8,968,843
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
 03/01/29 ................. 20,774 20,061,559
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.57%
,
 05/03/28 ................. 46,202 44,483,464
Security
Par (000)
Par (000) Value
Software (continued)
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ USD 13,562 $ 11,744,300
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
 08/31/28 ................. 18,976 18,677,673
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
11.68%
,
 08/31/29 ................ 3,665 3,629,486
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
 04/24/28 ................. 30,921 30,350,473
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.72%
,
 04/23/29 ................ 2,585 2,564,456
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.37%
,
 08/01/25 ................. 10,065 10,052,749
Sophia LP, 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 12,693 12,613,588
Sophia LP, 2nd Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 8.00%),
13.42%
,
 10/09/28 ................ 2,000 1,995,000
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 6,385 6,379,221
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 6,085 6,079,305
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.62%, 05/04/26 ......... 6,450 6,410,189
(3-mo. CME Term SOFR + 3.75%),
9.22%, 05/04/26 ............... 7,098 7,084,627
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 10,689 10,535,633
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
 07/20/28 ........... 1,672 1,638,319
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (1-mo. LIBOR GBP + 4.75%),
9.72%
,
 07/23/25 ................. GBP 2,000 2,486,491
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30 ................. USD 1,175 1,173,626
383,346,389
Specialty Retail — 1.9%
(f)
CD&R Firefly Bidco Ltd., Facility Term
Loan B5, (3-mo. LIBOR GBP + 6.00%),
11.04%
,
 06/21/28 ................ GBP 2,000 2,493,986
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.42%, 02/07/25 ............... USD 11,147 11,081,206
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.66%, 03/31/26 ......... 8,608 8,554,677
Leslie's Poolmart, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
 03/09/28 ................. 3,056 2,965,894
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.43%
,
 05/04/28 . 13,748 13,708,444

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
 02/11/28 ................. USD 17,485 $ 17,456,774
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 11,412 11,389,199
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%, 10/20/28 ......... 3,905 3,781,789
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%, 10/20/28 ......... 7,190 6,996,270
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.25%
,
 02/08/28 ........... 1,397 1,307,568
79,735,807
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 5.00%),
10.21%
,
 07/23/26
(f)
............... 4,423 2,924,924
Textiles, Apparel & Luxury Goods — 0.2%
(f)
Crocs, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%), 8.89% -
8.92%
,
 02/20/29 ................. 5,000 5,004,605
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
 03/08/30 ................. 3,610 3,605,440
8,610,045
Trading Companies & Distributors — 1.4%
(f)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 05/19/28 ................. 6,941 6,931,500
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.92%
,
 07/27/28 ................. 17,676 17,598,640
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%, 06/02/28 ......... 7,385 7,276,056
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%, 06/02/28 ......... 13,769 13,562,554
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
15.00%
,
 05/30/24 ................ 3,856 3,759,444
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
9.00%
,
 08/28/24
(c)
................ 12,153 8,051,607
57,179,801
Transportation Infrastructure — 0.4%
(f)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%, 09/22/28 ......... 4,579 4,540,325
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 09/22/28 ......... 5,016 5,005,661
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.64%
,
 12/15/26
(c)
............... 5,536 5,203,803
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.49%
,
 03/17/30 ................. 2,307 2,212,045
16,961,834
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.5%
(f)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. USD 6,348 $ 5,725,992
Digicel International Work Fee, Term Loan,
01/01/38
(h)
..................... 274 247,508
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
 04/30/28 ........... 4,483 4,484,271
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.17%
,
 04/11/25 .. 9,365 9,353,086
19,810,857
Total Floating Rate Loan Interests — 88.5%
(Cost: $3,800,860,444) ........................... 3,714,291,485
Shares
Shares
Investment Companies
Energy Select Sector SPDR Fund ....... 38,675 3,383,289
Financial Select Sector SPDR Fund ...... 15,000 529,950
Invesco Senior Loan ETF
(i)
............ 1,535,500 32,245,500
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
......................... 55,000 2,292,400
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(i)(j)
.................... 980,000 49,303,800
iShares iBoxx $ High Yield Corporate Bond
ETF
(i)(j)
........................ 505,000 38,127,500
Janus Henderson AAA CLO ETF ........ 50,000 2,512,250
Total Investment Companies — 3.1%
(Cost: $126,942,013) ............................. 128,394,689
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
.............. 15,011 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
Verscend Intermediate Holding Corp.
(Preference), 12.25%
(c)(l)
............ 1,494 1,959,357
Total Preferred Securities — 0.0%
(Cost: $1,464,120) .............................. 1,959,357
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(a)
(c)
........................... 22,972 —

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
.... 3,901 $ 70,608
Total Warrants — 0.0%
(Cost: $—) .................................... 70,608
Total Long-Term Investments — 93.4%
(Cost: $4,012,671,804) ........................... 3,920,748,228
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.7%
(j)(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16% ................... 301,458,447 $ 301,458,447
SL Liquidity Series, LLC, Money Market Series,
5.42%
(n)
....................... 105,645,776 105,656,341
Total Short-Term Securities — 9.7%
(Cost: $407,088,488) ............................. 407,114,788
Total Investments — 103.1%
(Cost: $4,419,760,292 ) ........................... 4,327,863,016
Liabilities in Excess of Other Assets — (3.1)% ............ (130,958,129)
Net Assets — 100.0% ..............................
$ 4,196,904,887
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Perpetual security with no stated maturity date.
(m)
Annualized 7-day yield as of period end.
(n)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 322,336,103 $ — $ (20,877,656)
(a)
$ — $ — $ 301,458,447 301,458,447 $ 11,241,395 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 126,796,575 — (21,115,225)
(a)
15,697 (40,706) 105,656,341 105,645,776 1,258,787
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF ...... — 2,248,191 — — 44,209 2,292,400 55,000 — —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. — 57,895,772 (9,082,727) (14,473) 505,228 49,303,800 980,000 585,337 2,926
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 30,184,651 146,242,141 (137,882,565) (5,908,762) 5,492,035 38,127,500 505,000 2,110,871 —
$ (5,907,538) $ 6,000,766 $ 496,838,488 $ 15,196,390 $ 2,926
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,511,669 EUR 5,022,580 BNP Paribas SA 09/20/23 $ (24,397)
USD 3,128,388 EUR 2,850,420 Toronto Dominion Bank 09/20/23 (13,446)
USD 4,672,665 GBP 3,644,000 BNP Paribas SA 09/20/23 (4,867)
$ (42,710)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V2 ........... 5.00 % Quarterly 12/20/27 B+ USD 30,259 $ 1,334,198 $ (244,424) $ 1,578,622
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 Quarterly 06/20/28 B+ USD 75,000 3,072,518 683,617 2,388,901
$ 4,406,716 $ 439,193 $ 3,967,523
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 683,617 $ (244,424) $ 3,967,523 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 3,967,523 $ — $ — $ — $ — $ 3,967,523
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 42,710 $ — $ — $ 42,710
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 8,138 $ — $ — $ 8,138
Swaps .............................. — 5,971,044 — — — — 5,971,044
$ — $ 5,971,044 $ — $ 8,138 $ — $ — $ 5,979,182
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ (825,238) $ — $ — $ (825,238)
Swaps .............................. — 5,683,003 — — — — 5,683,003
$ — $ 5,683,003 $ — $ (825,238) $ — $ — $ 4,857,765
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 12,102,782
Credit default swaps
Average notional value — sell protection ................................................................................... $ 113,251,900
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward foreign currency exchange contracts ................................................................. $ — $ 42,710
Swaps — centrally cleared .............................................................................. 529,504 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 529,504 $ 42,710
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(529,504) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 42,710
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
BNP Paribas SA ................................. $ 29,264 $ — $ — $ — $ 29,264
Toronto Dominion Bank ............................ 13,446 — — — 13,446
$ 42,710 $ — $ — $ — $ 42,710
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ — $ 97,460 $ — $ 97,460
Energy Equipment & Services .............................. — — — —
Industrial Conglomerates .................................. — 54 — 54
Professional Services .................................... — 1,859,896 — 1,859,896
Corporate Bonds
Aerospace & Defense .................................... — 249,661 — 249,661
Capital Markets ........................................ — 1,445,601 — 1,445,601
Chemicals ............................................ — 9,865,036 — 9,865,036
Commercial Services & Supplies ............................. — 10,297,679 — 10,297,679
Construction & Engineering ................................ — 2,290,965 — 2,290,965
Diversified Consumer Services .............................. — 4,429,314 — 4,429,314
Electric Utilities ........................................ — — — —
Electrical Equipment ..................................... — 4,282,792 — 4,282,792
Health Care Equipment & Supplies ........................... — 9,836,436 — 9,836,436
Hotels, Restaurants & Leisure .............................. — 6,717,291 — 6,717,291
Household Durables ..................................... — 1,758,716 — 1,758,716
Insurance ............................................ — 6,584,014 — 6,584,014
Real Estate Management & Development ....................... — 6,452,423 — 6,452,423
Software ............................................. — 5,134,725 — 5,134,725
Specialty Retail ........................................ — 4,265,817 — 4,265,817
Wireless Telecommunication Services ......................... — 464,209 — 464,209
Floating Rate Loan Interests
Aerospace & Defense .................................... — 101,656,666 — 101,656,666
Automobile Components .................................. — 25,702,252 — 25,702,252
Automobiles .......................................... — 12,180,449 — 12,180,449
Beverages ........................................... — 44,056,067 — 44,056,067
Broadline Retail ........................................ — 41,228,079 20,282,784 61,510,863
Building Products ....................................... — 44,659,552 — 44,659,552
Capital Markets ........................................ — 82,526,898 — 82,526,898
Chemicals ............................................ — 142,972,193 — 142,972,193
Commercial Services & Supplies ............................. — 122,024,306 — 122,024,306
Communications Equipment ................................ — 7,835,091 — 7,835,091
Construction & Engineering ................................ — 49,667,213 — 49,667,213
Construction Materials .................................... — 29,119,558 — 29,119,558
Consumer Staples Distribution & Retail ........................ — 15,635,748 — 15,635,748
Containers & Packaging .................................. — 33,183,691 — 33,183,691
Distributors ........................................... — 7,999,198 — 7,999,198
Diversified Consumer Services .............................. — 88,490,258 — 88,490,258
Diversified REITs ....................................... — 4,228,807 — 4,228,807
Diversified Telecommunication Services ........................ — 138,677,460 — 138,677,460
Electric Utilities ........................................ — 3,042,220 — 3,042,220
Electrical Equipment ..................................... — — 11,865,004 11,865,004
Electronic Equipment, Instruments & Components ................. — 9,814,458 — 9,814,458
Energy Equipment & Services .............................. — 8,761,234 — 8,761,234
Entertainment ......................................... — 184,511,623 — 184,511,623
Financial Services ...................................... — 120,347,866 11,541,714 131,889,580
Food Products ......................................... — 127,079,621 — 127,079,621
Ground Transportation ................................... — 35,811,501 — 35,811,501
Health Care Equipment & Supplies ........................... — 64,134,582 — 64,134,582
Health Care Providers & Services ............................ — 85,971,503 — 85,971,503
Health Care Technology .................................. — 66,191,611 2,893,000 69,084,611
Hotels, Restaurants & Leisure .............................. — 236,991,244 — 236,991,244
Household Durables ..................................... — 60,035,348 — 60,035,348
Household Products ..................................... — 2,077,670 — 2,077,670

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ — $ 21,654,232 $ — $ 21,654,232
Industrial Conglomerates .................................. — 2,617,184 — 2,617,184
Insurance ............................................ — 136,938,266 — 136,938,266
Interactive Media & Services ............................... — 37,634,390 — 37,634,390
IT Services ........................................... — 103,148,452 — 103,148,452
Leisure Products ....................................... — 16,660,658 4,537,576 21,198,234
Life Sciences Tools & Services .............................. — 87,099,794 — 87,099,794
Machinery ............................................ — 156,442,109 — 156,442,109
Media ............................................... — 98,721,387 9,208,109 107,929,496
Oil, Gas & Consumable Fuels ............................... — 30,339,632 — 30,339,632
Passenger Airlines ...................................... — 92,872,621 — 92,872,621
Personal Care Products .................................. — 39,286,331 — 39,286,331
Pharmaceuticals ....................................... — 70,402,720 8,377,020 78,779,740
Professional Services .................................... — 153,526,203 — 153,526,203
Real Estate Management & Development ....................... — 6,870,855 9,500,482 16,371,337
Semiconductors & Semiconductor Equipment .................... — 16,687,338 — 16,687,338
Software ............................................. — 383,346,389 — 383,346,389
Specialty Retail ........................................ — 79,735,807 — 79,735,807
Technology Hardware, Storage & Peripherals .................... — 2,924,924 — 2,924,924
Textiles, Apparel & Luxury Goods ............................ — 8,610,045 — 8,610,045
Trading Companies & Distributors ............................ — 49,128,194 8,051,607 57,179,801
Transportation Infrastructure ............................... — 11,758,031 5,203,803 16,961,834
Wireless Telecommunication Services ......................... — 19,810,857 — 19,810,857
Investment Companies .................................... 128,394,689 — — 128,394,689
Other Interests .......................................... — — — —
Preferred Securities ....................................... — — 1,959,357 1,959,357
Warrants .............................................. 70,608 — — 70,608
Short-Term Securities
Money Market Funds ...................................... 301,458,447 — — 301,458,447
$ 429,923,744 $ 3,698,862,475 $ 93,420,456 $ 4,222,206,675
Investments valued at NAV
(a)
...................................... 105,656,341
$ 4,327,863,016
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,967,523 $ — $ 3,967,523
Liabilities
Foreign currency exchange contracts ............................ — (42,710) — (42,710)
$ — $ 3,924,813 $ — $ 3,924,813
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Floating Rate Income Portfolio
Schedule of Investments

See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of August 31, 2022 ................................................................ $ 5,910 $ 176,869,422 $ 1,756,271 $ 178,631,603
Transfers into Level 3
(a)
........................................................................... — 31,396,959 — 31,396,959
Transfers out of Level 3
(b)
.......................................................................... — (85,773,150) — (85,773,150)
Accrued discounts/premiums ........................................................................ — 999,257 — 999,257
Net realized loss ................................................................................ (245,459) (3,169,056) — (3,414,515)
Net change in unrealized appreciation
(c)(d)
................................................................ 245,289 1,976,630 203,086 2,425,005
Purchases .................................................................................... — 28,115,163 — 28,115,163
Sales ....................................................................................... (5,740) (58,954,126) — (58,959,866)
Closing balance, as of July 31, 2023 ...................................................................
$ — $ 91,461,099 $ 1,959,357 $ 93,420,456
Net change in unrealized appreciation on investments still held at July 31, 2023
(d)
......................................
$ — $ 48,592 $ 203,086 $ 251,678
(a)
As of August 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities

July 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,831,024,528
Investments, at value — affiliated
(c)
.......................................................................................... 496,838,488
Cash ............................................................................................................. 19,647,842
Cash pledged: –
Centrally cleared swaps ................................................................................................ 9,423,000
Foreign currency, at value
(d)
............................................................................................... 194,839
Receivables: –
Investments sold .................................................................................................... 19,547,346
Securities lending income — affiliated ...................................................................................... 35,415
Capital shares sold ................................................................................................... 6,866,365
Dividends — affiliated ................................................................................................. 1,361,491
Interest — unaffiliated ................................................................................................. 14,495,22 5
Variation margin on centrally cleared swaps .................................................................................. 529,504
Prepaid expenses ..................................................................................................... 211,463
Total assets .........................................................................................................
4,400,175,506
LIABILITIES
Collateral on securities loaned ............................................................................................. 105,826,129
Payables: –
Investments purchased ................................................................................................ 70,658,653
Administration fees ................................................................................................... 203,060
Capital shares redeemed ............................................................................................... 18,598,839
Income dividend distributions ............................................................................................ 4,619,936
Investment advisory fees .............................................................................................. 1,698,573
Trustees' and Officer's fees ............................................................................................. 46,889
Other affiliate fees ................................................................................................... 11,507
Professional fees .................................................................................................... 118,195
Service and distribution fees ............................................................................................. 106,569
Other accrued expenses ............................................................................................... 1,339,559
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 42,710
Total liabilities ........................................................................................................
203,270,619
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,196,904,887
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,653,190,722
Accumulated loss ..................................................................................................... (456,285,835)
NET ASSETS ........................................................................................................
$ 4,196,904,887
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 3,924,527,465
(b)
  Securities loaned, at value .............................................................................................. $ 103,675,605
(c)
  Investments, at cost — affiliated .......................................................................................... $ 495,232,827
(d)
  Foreign currency, at cost ............................................................................................... $ 195,861
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 2,726,042,286
Shares outstanding ..................................................................................................
283,000,733
Net asset value .....................................................................................................
$ 9.63
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 339,621,296
Shares outstanding ..................................................................................................
35,268,313
Net asset value .....................................................................................................
$ 9.63
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 34,067,298
Shares outstanding ..................................................................................................
3,537,348
Net asset value .....................................................................................................
$ 9.63
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 1,097,174,007
Shares outstanding ..................................................................................................
113,958,571
Net asset value .....................................................................................................
$ 9.63
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statements of Operations

2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
INVESTMENT INCOME
Dividends — unaffiliated ................................................................................ $ 3,694,537 $ 8,244,732
Dividends — affiliated .................................................................................. 13,937,603 3,520,491
Interest — unaffiliated .................................................................................. 319,247,131 227,029,752
Securities lending income — affiliated — net .................................................................. 1,258,787 3,916,247
Foreign taxes withheld ................................................................................. (2,796) (446)
Total investment income ..................................................................................
338,135,262 242,710,776
EXPENSES
Investment advisory ................................................................................... 19,845,432 25,816,817
Transfer agent — class specific ........................................................................... 2,582,440 3,300,219
Administration ...................................................................................... 1,489,202 1,925,657
Service and distribution — class specific ..................................................................... 1,159,122 1,372,751
Administration — class specific ........................................................................... 810,848 1,069,579
Accounting services ................................................................................... 520,281 651,524
Registration ........................................................................................ 292,847 236,170
Professional ........................................................................................ 176,991 —
Trustees and Officer ................................................................................... 61,223 56,342
Printing and postage .................................................................................. 41,458 —
Custodian .......................................................................................... 36,550 42,459
Miscellaneous ....................................................................................... 838,785 812,599
Total expenses excluding interest expense ......................................................................
27,855,179 35,284,117
Interest expense ..................................................................................... 151 —
Total expenses ........................................................................................
27,855,330 35,284,117
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (8,305) (10,557)
Fees waived and/or reimbursed by the Manager ................................................................ (456,230) (394,201)
Total expenses after fees waived and/or reimbursed ...............................................................
27,390,795 34,879,359
Net investment income ...................................................................................
310,744,467 207,831,417
REALIZED AND UNREALIZED GAIN (LOSS) $ 41,502,685 $ –
Net realized gain (loss) from: $ – $ –
Investments — unaffiliated ............................................................................ (61,975,777) (76,700,307)
Investments — affiliated .............................................................................. (5,907,538) (4,799,197)
Capital gain distributions from underlying funds — affiliated ....................................................... 2,926 —
Forward foreign currency exchange contracts ................................................................ 8,138 2,819,504
Foreign currency transactions .......................................................................... (21,840) (168,325)
Swaps .......................................................................................... 5,971,044 (745,311)
A
(61,923,047) (79,593,636)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 92,551,349 (182,418,482)
Investments — affiliated .............................................................................. 6,000,766 (4,395,105)
Forward foreign currency exchange contracts ................................................................ (825,238) 111,179
Foreign currency translations ........................................................................... 2,983 (2,498)
Swaps .......................................................................................... 5,683,003 (5,026,219)
Unfunded floating rate loan interests ...................................................................... 12,869 (12,869)
A
103,425,732 (191,743,994)
Net realized and unrealized gain (loss) ........................................................................
41,502,685 (271,337,630)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 352,247,152 $ (63,506,213)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................. $ 310,744,467  $ 207,831,417  $ 110,675,183
Net realized loss .................................................................. (61,923,047) (79,593,636) (2,350,997)
Net change in unrealized appreciation (depreciation) .......................................... 103,425,732  (191,743,994) 70,597,956
Net increase (decrease) in net assets resulting from operations ..................................... 352,247,152  (63,506,213) 178,922,142
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ..................................................................... (199,270,136) (119,346,809) (61,821,766)
  Investor A ...................................................................... (24,946,058) (14,314,094) (10,217,953)
  Investor C ...................................................................... (2,303,368) (1,087,490) (1,019,982)
  Class K ....................................................................... (90,000,072) (72,467,539) (35,721,282)
Return of capital:
  Institutional ..................................................................... (175,342) —  —
  Investor A ...................................................................... (21,951) —  —
  Investor C ...................................................................... (2,027) —  —
  Class K ....................................................................... (79,193) —  —
Decrease in net assets resulting from distributions to shareholders ................................... (316,798,147) (207,215,932) (108,780,983)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................... (980,841,058) 1,344,173,228  1,656,919,325
NET ASSETS
Total increase (decrease) in net assets ..................................................... (945,392,053) 1,073,451,083  1,727,060,484
Beginning of period .................................................................. 5,142,296,940  4,068,845,857  2,341,785,373
End of period ......................................................................
$ 4,196,904,887  $ 5,142,296,940  $ 4,068,845,857
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Institutional
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ..........
$ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.20
Net investment income
(a)
..................
0.67  0.38  0.36  0.43  0.51  0.45
Net realized and unrealized gain (loss) .........
0.11  (0.41) 0.32  (0.35) (0.20) (0.05)
Net increase (decrease) from investment operations . 0.78  (0.03) 0.68  0.08  0.31  0.40
Distributions
(b)
– – – – – –
From net investment income ...............
(0.68) (0.37) (0.36) (0.42) (0.51) (0.45)
Return of capital ........................ (0.00)
(c)
—  —  —  —  —
Total distributions ........................ (0.68) (0.37) (0.36) (0.42) (0.51) (0.45)
Net asset value, end of period ............... $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — —
Based on net asset value ................... 8.57%
(e)
(0.27)% 7.14% 0.87% 3.13% 3.96%
Ratios to Average Net Assets
(f)
Total expenses ..........................
0.68%
(g)
0.67% 0.70% 0.68% 0.67%
(h)
0.66%
(h)
Total expenses after fees waived and/or reimbursed .
0.67%
(g)
0.66% 0.69% 0.67% 0.66% 0.66%
Total expenses after fees waived and/or reimbursed
and excluding interest expense ..............
0.67%
(g)
0.66% 0.69% 0.67% 0.66% 0.66%
Net investment income ....................
7.69%
(g)
3.89% 3.64% 4.49% 5.08% 4.39%
Supplemental Data
Net assets, end of period (000) ............... $ 2,726,042  $ 3,099,810  $ 2,282,592  $ 1,434,116  $ 2,204,716  $ 2,958,918
Portfolio turnover rate ...................... 25% 41% 47% 80% 52% 60%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Floating Rate Income Portfolio
Investor A
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ............
$ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.20
Net investment income
(a)
....................
0.65  0.35  0.34  0.41  0.48  0.42
Net realized and unrealized gain (loss) ...........
0.12  (0.41) 0.31  (0.36) (0.20) (0.05)
Net increase (decrease) from investment operations ... 0.77  (0.06) 0.65  0.05  0.28  0.37
Distributions
(b)
– – – – – –
From net investment income .................
(0.66) (0.35) (0.33) (0.39) (0.48) (0.42)
Return of capital .......................... (0.00)
(c)
—  —  —  —  —
Total distributions .......................... (0.66) (0.35) (0.33) (0.39) (0.48) (0.42)
Net asset value, end of period ................. $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — —
Based on net asset value ..................... 8.45%
(e)
(0.61)% 6.89% 0.60% 2.84% 3.65%
Ratios to Average Net Assets
(f)
Total expenses
(g)
...........................
0.92%
(h)
0.91% 0.94% 0.95% 0.95% 0.97%
Total expenses after fees waived and/or reimbursed ...
0.91%
(h)
0.90% 0.94% 0.94% 0.95% 0.96%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ...................
0.91%
(h)
0.90% 0.94% 0.94% 0.95% 0.96%
Net investment income ......................
7.45%
(h)
3.62% 3.43% 4.20% 4.79% 4.08%
Supplemental Data
Net assets, end of period (000) ................. $ 339,621  $ 386,590  $ 319,889  $ 292,670  $ 370,351  $ 546,843
Portfolio turnover rate ........................ 25% 41% 47% 80% 52% 60%
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   0.95% N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Investor C
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ..........
$ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.19
Net investment income
(a)
..................
0.58  0.28  0.26  0.33  0.41  0.34
Net realized and unrealized gain (loss) .........
0.12  (0.40) 0.32  (0.35) (0.21) (0.04)
Net increase (decrease) from investment operations . 0.70  (0.12) 0.58  (0.02) 0.20  0.30
Distributions
(b)
– – – – – –
From net investment income ...............
(0.60) (0.28) (0.26) (0.32) (0.40) (0.34)
Return of capital ........................ (0.00)
(c)
—  —  —  —  —
Total distributions ........................ (0.60) (0.28) (0.26) (0.32) (0.40) (0.34)
Net asset value, end of period ............... $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — —
Based on net asset value ................... 7.57%
(e)
(1.26)% 6.06% (0.16)% 2.09% 3.01%
Ratios to Average Net Assets
(f)
Total expenses ..........................
1.69%
(g)
1.67% 1.72% 1.72% 1.69%
(h)
1.69%
Total expenses after fees waived and/or reimbursed .
1.68%
(g)
1.66% 1.71% 1.71% 1.69% 1.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.68%
(g)
1.66% 1.71% 1.71% 1.69% 1.68%
Net investment income ....................
6.68%
(g)
2.86% 2.67% 3.47% 4.06% 3.36%
Supplemental Data
Net assets, end of period (000) ............... $ 34,067  $ 38,141  $ 36,581  $ 45,261  $ 84,631  $ 119,171
Portfolio turnover rate ...................... 25% 41% 47% 80% 52% 60%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Floating Rate Income Portfolio
Class K
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ............
$ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15  $ 10.19
Net investment income
(a)
....................
0.67  0.39  0.36  0.43  0.51  0.45
Net realized and unrealized gain (loss) ...........
0.13  (0.41) 0.32  (0.35) (0.20) (0.04)
Net increase (decrease) from investment operations ... 0.80  (0.02) 0.68  0.08  0.31  0.41
Distributions
(b)
– – – – – –
From net investment income .................
(0.69) (0.38) (0.37) (0.42) (0.51) (0.45)
Return of capital .......................... (0.00)
(c)
—  —  —  —  —
Total distributions .......................... (0.69) (0.38) (0.37) (0.42) (0.51) (0.45)
Net asset value, end of period ................. $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — —
Based on net asset value ..................... 8.76%
(e)
(0.18)% 7.12% 0.92% 3.19% 4.09%
Ratios to Average Net Assets
(f)
Total expenses
(g)
...........................
0.60%
(h)
0.57% 0.61% 0.63% 0.61% 0.63%
Total expenses after fees waived and/or reimbursed ...
0.59%
(h)
0.57% 0.61% 0.62% 0.61% 0.63%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ...................
0.59%
(h)
0.57% 0.61% 0.62% 0.61% 0.63%
Net investment income ......................
7.70%
(h)
3.96% 3.68% 4.46% 5.12% 4.44%
Supplemental Data
Net assets, end of period (000) ................. $ 1,097,174  $ 1,617,756  $ 1,429,784  $ 569,739  $ 424,275  $ 441,021
Portfolio turnover rate ........................ 25% 41% 47% 80% 52% 60%
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   0.61% 0.62%
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On June 1, 2023, the Board of Trustees of the Trust (the “Board”) approved a change in the fiscal year-end of the Fund, effective as of July 31, 2023, from August 31 to July
31.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2023 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees’ had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of July 31, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 41,460,180 $ (41,460,180) $ — $ —
Goldman Sachs & Co. LLC .......................... 37,746,225 (37,746,225) — —
J.P. Morgan Securities LLC .......................... 11,592,000 (11,592,000) — —
Toronto-Dominion Bank ............................ 12,877,200 (12,877,200) — —
$ 103,675,605 $ (103,675,605) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period ended July 31, 2023 and the year ended August 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended July 31, 2023 and the year ended August 31, 2022, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statements of Operations.
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended July 31, 2023 and the year ended August 31, 2022, the
Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended July 31, 2023 and the year ended August 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the period ended July 31, 2023 and the year ended August 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the period ended July 31, 2023 and the year ended August 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares for a total of $12,912 and $36,040, respectively.
Service and Distribution Fees — Class Specific
Share Class
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
Investor A ..................................................................................... $ 821,521 $ 991,263
Investor C ..................................................................................... 337,601 381,488
$ 1,159,122 $ 1,372,751
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Administration fees - class specific Institutional Investor A Investor C Class K Total
Period from
09/01/22 to 07/31/23 ................................................... $ 508,886 $ 65,722 $ 6,752 $ 229,488 $ 810,848
Year Ended
08/31/22 ............................................................ 615,224 79,297 7,629 367,429 $ 1,069,579
Transfer Agent fees - class specific Institutional Investor A Total
Period from
09/01/22 to 07/31/23 .......................................................................... $ 16,277 $ 696 $ 16,973
Year Ended
08/31/22 ................................................................................... $ 3,807 $
—
$ 3,807
Amount Institutional Investor A Investor C Class K Total
Period from
09/01/22 to 07/31/23 ................................................... $ 11,831 $ 8,214 $ 4,069 $ 3,882 $ 27,996
Year Ended
08/31/22 ............................................................ $ 5,244 $ 5,138 $ 1,964 $ 2,541 $ 14,887
Transfer agent fees - class specific Institutional Investor A Investor C Class K Total
Period from
09/01/22 to 07/31/23 ................................................... $ 2,249,445 $ 241,495 $ 32,514 $ 58,986 $ 2,582,440
Year Ended
08/31/22 ............................................................ $ 2,893,184 $ 328,097 $ 36,128 $ 42,810 $ 3,300,219

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the period ended July 31, 2023 and the year ended August 31, 2022 , affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement s of Operations. For the period ended July
31, 2023 and the year ended August 31, 2022 , the amount waived was $201,21 5 and $216,822 , respectively .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/
or reimbursed by the Manager in the Statements of Operations. For the period ended July 31, 2023 and the year ended August 31, 2022, the Manager waived $255,015 and
$177,379, respectively, in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the period ended July 31, 2023 and the year ended August 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific in the Statements of
Operations. For the period ended July 31, 2023 and the year ended August 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended
July 31, 2023 and the year ended August 31, 2022, the Fund paid BIM $350,687 and $919,914, respectively, for securities lending agent services.
Investor A Investor C
Period from
09/01/22 to 07/31/23 ........................................................................................ $ 29,271 $ 7,536
Year Ended
08/31/22 ................................................................................................. 36,973 8,917
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.70% 1.05% 1.80% 0.65%
Administration Fees Waived by the
Manager — Class Specific
Share Class
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
Institutional ................................................................................... $ 8,305 $ 10,557

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended July 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the period ended July 31, 2023, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $1,031,226,928 and
$1,981,923,004, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts, the timing and recognition of partnership income, the accounting for swap agreements and the deferral of compensation to
Trustees.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
BlackRock Floating Rate Income Portfolio
Ordinary income ............................................................................... $ 316,519,634 $ 207,215,932 $ 108,780,983
Return of capital ............................................................................... 278,513 — —
$ 316,798,147 $ 207,215,932 $ 108,780,983
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-
Year Losses
(c )
Total
BlackRock Floating Rate Income Portfolio ..................................... $ (361,483,864) $ (93,775,936) $ (1,026,035) $ (456,285,835)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 4,428,162,865 $ 20,239,299 $ (117,185,638) $ (96,946,339)

Notes to Financial Statements
(continued)

Notes to Financial Statements
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.50 billion commitment amount,
$750 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating
Funds. For the period ended July 31, 2023, the amount of bank borrowings and the interest rate for the one-day loan under the credit agreement were $1,000,000 and 5.48%, respectively. As of July 31, 2023, the Fund did not have any borrowings outstanding under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Fund Name/Share Class
Shares Amount Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold ...............................
156,414,189 $ 1,482,638,862 298,525,848 $ 2,928,141,455 143,325,305 $ 1,418,059,761
Shares issued in reinvestment of distributions ..........
18,234,118 173,001,034 10,660,259 103,075,784 5,219,691 51,534,882
Shares redeemed ...........................
(217,018,049) (2,052,294,720) (213,745,089) (2,055,715,136) (67,798,636) (664,009,667)
(42,369,742) $ (396,654,824) 95,441,018 $ 975,502,103 80,746,360 $ 805,584,976
Investor A
Shares sold and automatic conversion of shares ........
7,634,301 $ 72,426,494 27,787,705 $ 273,192,870 7,982,447 $ 78,946,394
Shares issued in reinvestment of distributions ..........
2,253,643 21,377,057 1,277,829 12,367,745 863,511 8,509,500
Shares redeemed ...........................
(15,209,360) (144,284,503) (20,705,966) (199,060,166) (7,066,236) (69,620,519)
(5,321,416) $ (50,480,952) 8,359,568 $ 86,500,449 1,779,722 $ 17,835,375
Investor C
Shares sold ...............................
838,593 $ 7,931,933 1,842,303 $ 18,038,451 896,279 $ 8,889,173
Shares issued in reinvestment of distributions ..........
224,894 2,133,787 103,903 1,004,516 95,907 944,067
Shares redeemed and automatic conversion of shares ....
(1,530,361) (14,529,657) (1,627,562) (15,774,130) (2,015,408) (19,867,049)
(466,874) $ (4,463,937) 318,644 $ 3,268,837 (1,023,222) $ (10,033,809)
Class K
Shares sold ...............................
32,858,995 $ 311,201,831 134,083,686 $ 1,318,188,522 117,417,952 $ 1,163,778,355
Shares issued in reinvestment of distributions ..........
8,675,217 82,186,658 7,412,008 71,709,364 3,613,503 35,714,040
Shares redeemed ...........................
(97,474,123) (922,629,834) (115,692,672) (1,110,996,047) (36,234,012) (355,959,612)
(55,939,911) $ (529,241,345) 25,803,022 $ 278,901,839 84,797,443 $ 843,532,783
(104,097,943) $ (980,841,058) 129,922,252 $ 1,344,173,228 166,300,303 $ 1,656,919,325

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Floating Rate Income Portfolio and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Floating Rate Income Portfolio of BlackRock Funds V (the “Fund”), including the schedule of investments, as of July 31, 2023, the related statements of operations for the period from September 1, 2022 through July 31, 2023 and for the year ended August 31, 2022, the statements of changes in net assets and financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, and the results of its operations for the period from September
1, 2022 through July 31, 2023 and for the year ended August 31, 2022, the changes in its net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Changes in Net Assets Financial Highlights
BlackRock Floating Rate Income Portfolio For the period from September 1, 2022, through July 31, 2023, and for each of
the two years in the period ended August
31, 2022
For the period from September 1, 2022,
through July 31, 2023, and for each of
the five years in the period ended August
31, 2022

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the period ended July 31,
2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the period ended July 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the period ended July 31, 2023:
Fund Name Federal Obligation Interest
BlackRock Floating Rate Income Portfolio .................................................................................. $ 2,428,754
Fund Name Interest Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 293,660,431
Fund Name
Interest-Related
Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 281,032,395

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2023 (the “May
Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Floating Rate Income Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2023
BlackRock Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board (Since
2022) Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 104 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022) Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
72 RICs consisting of 106 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 106 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 104 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
70 RICs consisting of 104 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 104 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 106 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both "interested persons," as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
FRI-7/23-AR

Item 2 –
Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End [3]	Previous Fiscal Year End	Current Fiscal Year End [3]	Previous Fiscal Year End	Current Fiscal Year End [3]	Previous Fiscal Year End	Current Fiscal Year End [3]	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$83,130	$79,968	N/A	$0	$19,800	$19,000	N/A	$476

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End[3]	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[4]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
The Fund changed its fiscal year end from August 31 to July 31 effective July 31, 2023 whereby this fiscal year consists of the eleven months ended July 31, 2023.
4
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

              Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End [1]	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$19,800	$19,476

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End [1]	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

1
The Fund changed its fiscal year end from August 31 to July 31 effective July 31, 2023 whereby this fiscal year consists of the eleven months ended July 31, 2023.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 22, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: September 22, 2023